UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4083

				    Aquila Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                  Annual Report

                                December 31, 2003

                               Aquila Equity Fund

                           PRIVACY NOTICE (unaudited)


Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila SM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquilasm Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquilasm Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

How We Safeguard Your Information. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                          Independent Auditors' Report


To the Board of Trustees and Shareholder of Aquila Equity Fund:


We have audited the accompanying statement of net assets of the Aquila Equity Fund (formerly Aquila Cascadia Equity Fund) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two year period then ended, and the financial highlights for the two year period ended December 31, 2003, the nine-month period ended December 31, 2001 and the three year period ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Equity Fund as of December 31, 2003, results of its operations, changes in its net assets, and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States of America. .



                                                           KPMG LLP


New York, New York
February 13, 2004

                       AQUILA EQUITY FUND
                       STATEMENT OF NET ASSETS
                       DECEMBER 31, 2003




 ASSETS

   Cash and Net Assets - 100.0%
                                                                      $ 1,002


   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares
      par value $.01 per share .................................. $         1
   Additional paid-in capital ...................................     119,130
   Accumulated net realized loss on investments .................    (118,129)
                                                                  -----------
                                                                  $     1,002
                                                                  ===========


CLASS A
   Net Assets ................................................... $     1,002
                                                                  ===========

   Capital shares outstanding ...................................      86.473
                                                                  ===========

   Net asset value and redemption price per share ............... $     11.59
                                                                  ===========

   Offering price per share (100/95.75 of $11.59 adjusted to
        nearest cent) ................                            $     12.10
                                                                  ===========

                 See accompanying notes to financial statements.

AQUILA EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003



                   The Fund had no operations during the year.

                               AQUILA EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2003        DECEMBER, 31 2002
                                                                   -----------------        -----------------

OPERATIONS:
   Net investment loss ........................................      $          -            $     (67,206)
   Net realized gain (loss) from securities transactions ......                 -                   74,034
   Change in unrealized appreciation on investments ...........                 -               (2,356,012)
                                                                     ------------             ------------
      Change in net assets from operations ....................                 -              (2,349,184)
                                                                     ------------             ------------
 CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..................................                 -                   89,012
   Reinvested distributions ...................................                 -                        -
   Cost of shares redeemed ....................................                 -               (9,693,260)
                                                                     ------------             ------------
      Change in net assets from capital share transactions ....                 -              (9,604,248)
                                                                     ------------             ------------
      Change in net assets ....................................                 -             (11,953,432)

NET ASSETS:
   Beginning of period ........................................             1,002               11,954,434
                                                                     ------------             ------------
   End of period ..............................................      $      1,002             $      1,002
                                                                     ============             ============


                 See accompanying notes to financial statements.

                               AQUILA EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS

Note A - Aquila Equity Fund (the "Fund"), is a diversified open-end investment company organized as a Massachusetts business trust. On September 24, 2003 Aquila Cascadia Equity Fund changed its name to Aquila Equity Fund. The Fund began its investment operations as a capital appreciation fund on September 9, 1996. The Fund is authorized to issue an unlimited number of shares and began offering Class A, Class C and Class Y shares on August 13, 1996. Class A shares are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 31, 2000, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On May 7, 2001, the Board of Trustees approved a change in the Fund's fiscal year end from March 31 to December 31. On June 9, 2002, the Trustees unanimously determined that in the best interest of the Fund's shareholders the Fund should be closed, pending shareholder approval. On August 15, 2002, shareholders of record as of June 14, 2002 voted to close the Fund. All of the Fund's shares were redeemed with the exception of Aquila Management Corporation's holdings in the Fund. Aquila Management Corporation currently owns 100% of the shares outstanding. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company.

Note B - Since inception the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes

Note C-Subsequent Event: Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees paid once, and if the Fund once again commences operations.

                                    AQUILA EQUITY FUND
                             FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class A
                                                ---------------------------------------------------------------

                                               Year Ended Dec. 31,  Period(1)          Year Ended March 31,
                                               -------------------   Ended      --------------------------------
                                                2003**     2002      12/31/01      2001        2000        1999
                                               --------  ---------  --------     ------      ------      ------

Net asset value, beginning of period .........  $11.59   $15.07      $15.45      $22.72      $16.46      $16.89
                                                ------   ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment loss .......................       -   (0.21)      (0.06)      (0.14)      (0.10)         -
   Net gain (loss) on securities
      (both realized and unrealized) .........       -   (3.27)      (0.06)      (6.81)       7.05       (0.43)
                                                ------   ------      ------      ------      ------      ------
   Total from investment operations ..........       -   (3.48)      (0.12)      (6.95)       6.95       (0.43)
                                                ------   ------      ------      ------      ------      ------

Less distributions:
   Distributions from capital gains ..........       -       -         (0.26)      (0.32)     (0.69)        -
                                                ------    ------      ------      ------      ------      ------
Net asset value, end of period ...............  $11.59   $11.59      $15.07      $15.45      $22.72      $16.46
                                                 =====    ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...       -  (30.03)%    (0.76)%+    (30.78)%      43.07%     (2.55)%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .........................     $1      $1          $1,561      $1,675      $1,893      $2,119
   Ratio of expenses to average
      net assets .............................      -      2.63%       1.79%*       1.66%       1.67%       1.92%
   Ratio of net investment loss
      to average net assets ..................      -      (1.57)%    (0.69)%*     (0.75)%     (0.53)%     (0.25)%
   Portfolio turnover rate ...................      -      15.36%     21.23%+      28.77%      37.46%      26.62%

The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees were:

   Ratio of expenses to average
      net assets .................. ..........      -       3.83%       2.79%*       2.61%       2.44%       2.37%
   Ratio of net investment loss to
      average net assets .....................      -      (2.77)     (1.69)%*      (1.70)%     (1.30)%     (0.70)%

The expense ratios after giving effect to the waivers and expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .............................      -       2.53%       1.60%*       1.63%       1.65%       1.80%


(1) For the period April 1, 2001 through December 31, 2001.
 +  Not annualized.
 *  Annualized
**  The Fund had no operations during the year.


                 See accompanying notes to financial statements.


Additional Information (Unaudited)


Trustees
and Officers
                                                                            Number of
                             Positions Held                                 Portfolios in
                             with                                           Fund Complex
                             Fund                                           Overseen by
Name, Address(1) and         and Length of     Principal Occupation(s)      Trustee           Other Directorships
Date of Birth                Service(2)        During Past 5 Years                            Held by Trustee

Interested Trustees(3)


Lacy B. Herrmann            Chairman of         Founder and Chairman of the Board,       11   Director or trustee, Pimco Advisors
New York, NY                the Board of        Aquila Management Corporation, the            VIT, Oppenheimer Quest Value Funds
(05/12/29)                  Trustees and        sponsoring organization and parent of         Group, Oppenheimer Small Cap Value
                            President since     the Manager or Administrator and/or           Fund, Oppenheimer Midcap Fund, and
                            1996                Adviser or Sub-Adviser to each fund of        Oppenheimer Rochester Group of Funds.
                                                the Aquilasm Group of Funds,(4)
                                                Chairman and Chief Executive Officer
                                                and Manager of the Manager or
                                                Administrator and/or Advisor or
                                                Sub-Adviser to each since 2003, and
                                                Founder, Chairman of the Board of
                                                Trustees and (currently or until 1998)
                                                President of each since its
                                                establishment, beginning in 1984;
                                                Director of the Distributor since 1981
                                                and formerly Vice President or
                                                Secretary, 1981-1998; Trustee
                                                Emeritus, Brown University and the
                                                Hopkins School; active in university,
                                                school and charitable organizations.

Non-Interested Trustees

Paul Y. Clinton              Trustee since      Principal, Clinton Management            1    Director or trustee Pimco Advisors
Osterville, MA               2002               Associates, a financial and venture           VIT, Oppenheimer Quest Value Funds
and Naples, FL                                  capital consulting firm.                      Group, Oppenheimer Small Cap Value
(02/14/31)                                                                                    Fund, Oppenheimer Midcap Fund, and
                                                                                              Oppenheimer Rochester Group of
                                                                                              Funds.

Theodore T. Mason            Trustee since      Executive Director, East Wind Power      6    Trustee, Pimco Advisors VIT.
New York, NY                 2002               Partners LTD since 1994 and Louisiana
(11/24/35)                                      Power Partners, LLC since 1999;
                                                President, Alumni Association of SUNY
                                                Maritime College since 2002 (First
                                                Vice President, 2000-2001, Second Vice
                                                President, 1998-2000) and director of
                                                the same organization since 1997;
                                                Director, STCM Management Company,
                                                Inc., since 1973; twice national
                                                officer of Naval Reserve Association,
                                                commanding officer of four naval
                                                reserve units and Captain, USNR (Ret);
                                                director, The Navy League of the
                                                United States New York Council since
                                                2002; trustee, The Maritime Industry
                                                Museum at Fort Schuyler and the
                                                Maritime College at Fort Schuyler
                                                Foundation, Inc. since 2000.

Officers

Diana P. Herrmann        Vice President     Vice Chair of Aquila Management     N/A                 N/A
New York, NY             since 1997         Corporation, Founder of the
(02/25/58)                                  Aquilasm Group of Funds and
                                            parent of the Administrator since
                                            2004, President and Chief
                                            Operating Officer since 1997, a
                                            Director since 1984, Secretary
                                            since 1986 and previously its
                                            Executive Vice President, Senior
                                            Vice President or Vice President,
                                            1986-1997; Vice Chair since 2004
                                            and  President, Chief Operating
                                            Officer and Manager of the
                                            Administrator since 2003; Vice
                                            Chair, President, Senior Vice
                                            President or Executive Vice
                                            President of funds in the
                                            Aquilasm Group of Funds since
                                            1986; Director of the Distributor
                                            since 1997; trustee, Reserve
                                            Money-Market Funds, 1999-2000 and
                                            Reserve Private Equity Series,
                                            1998-2000; active in mutual fund
                                            and trade organizations and in
                                            charitable and volunteer
                                            organizations.

Joseph P. DiMaggio        Chief Financial   Chief Financial Officer of the      N/A                N/A
New York, NY              Officer since     Aquilasm Group of Funds since
(11/06/56)                2003 and          2003 and Treasurer since 2000;
                          Treasurer since   Controller, Van Eck Global Funds,
                          2000              1993-2000.

Edward M. W. Hines        Secretary since   Partner, Hollyer Brady Smith &      N/A                N/A
New York, NY              1996              Hines LLP, legal counsel to the
(12/16/39)                                  Fund, since 1989; Secretary of
                                            the Aquilasm Group of Funds.

John M. Herndon           Assistant         Assistant Secretary of the          N/A                N/A
New York, NY (12/17/39)   Secretary since   Aquilasm Group of Funds since
                          1996              1995 and Vice President of the
                                            three Aquila Money-Market Funds
                                            since 1990; Vice President of the
                                            Administrator or its predecessor
                                            and current parent since 1990.


(1) The mailing address of each Trustee and officer is c/o Aquila Equity Fund, 380 Madison Avenue, New York, NY 10017

(2) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(3) Mr. Herrmann is an interested person of the Fund, as that term is defined in the 1940 Act, as an officer of the Fund and a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquilasm Group of Funds."


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2003 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered By the principal accountant for the audit of the Registrant's annual financial statements were $0 in 2003 and $8,500 in 2002.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $0 and $6,650 in 2003 and 2002, respectively, for return preparation.

d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclsed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA EQUITY FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March  8, 2004


AQUILA EQUITY FUND


EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.